Schedule of Related Party Balances (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Total amount due to related parties	$ 309	$ 2,413	$ 5,117
Mr.Li [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	19	151	2,855
Chiu Yat Chung Gary [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	$ 290	$ 2,262	$ 2,262